Cash and cash equivalents	12 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Cash and cash equivalents
21	Cash and cash equivalents

	2024	2023
	£’000	£’000
Cash at bank and in hand	73,549	76,019
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.